EQUITY (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021
Equity [Abstract]
SCHEDULE OF BLACK-SCHOLES OPTION-PRICING MODEL ASSUMPTIONS

Stock options have been recorded at their fair value. The Black-Scholes option-pricing model assumptions used to value the issuance of stock options under the Plan, are noted in the following table:

	Three Months Ended September 30, 2021	Three Months Ended September 30, 2020
Weighted average expected terms (in years)	5.4	5.1
Weighted average expected volatility	146.1%	117.3%
Weighted average risk-free interest rate	0.9%	0.3%
Expected dividend yield	0.0%	0.0%

Stock options have been recorded at their fair value. The Black-Scholes option-pricing model assumptions used to value the issuance of stock options under the Plan, are noted in the following table:

	Year Ended June, 2021	Year Ended June, 2020
Weighted average expected terms (in years)	5.3	5.3
Weighted average expected volatility	126.6%	117.3%
Weighted average risk-free interest rate	0.5%	1.4%
Expected dividend yield	0%	0%

SUMMARY OF STOCK OPTION ACTIVITY

The following is a summary of the Company’s stock option activity for the three months ended September 30, 2021 and 2020:

		Weighted Average
			Remaining
		Exercise	Contractual	Intrinsic
	Options	Price	Term (Yrs)	Value
Outstanding at July 1, 2021	4,740,910	$3.40	8.5	$7,893,467
Options Granted	94,666	7.11	9.9	423,923
Options Exercised	(392,394)	2.14	7.2	(3,720,795)
Options Forfeited / Cancelled	(82,838)	4.61	9.5	(563,393)
Outstanding at September 30, 2021	4,360,344	$3.58	8.6	$16,283,017
Exercisable at September 30, 2021	4,143,324	$3.47	8.5	$15,852,955

		Weighted Average
			Remaining
		Exercise	Contractual	Intrinsic
	Options	Price	Term (Yrs)	Value
Outstanding at July 1, 2020	4,092,593	$3.19	8.4	$5,553,916
Options Granted	108,324	4.50	9.9	-
Options Exercised	-	-	-	-
Options Forfeited / Cancelled	(16,809)	4.33	9.4	(2,828)
Outstanding at September 30, 2020	4,184,108	$3.22	8.4	$5,469,339
Exercisable at September 30, 2020	3,840,479	$3.14	8.4	$5,337,626

The following is a summary of the Company’s stock option activity for the years ended June 30, 2021 and 2020:

		Weighted Average
			Remaining
		Exercise	Contractual	Intrinsic
	Options	Price	Term (Yrs)	Value
Outstanding at July 1, 2019	3,408,452	$2.97	8.5	$3,721,339
Options Granted	766,455	4.26	9.5	182,328
Options Exercised	-	-	-	-
Options Forfeited / Cancelled	(82,314)	3.84	9.6	(53,977)
Outstanding at June 30, 2020	4,092,593	$3.19	8.4	$5,553,916
Exercisable at June 30, 2020	3,581,514	$3.06	8.3	$5,365,512

		Weighted Average
			Remaining
		Exercise	Contractual	Intrinsic
	Options	Price	Term (Yrs)	Value
Outstanding at July 1, 2020	4,092,593	$3.19	8.4	$5,553,916
Options Granted	766,419	4.66	9.7	383,210
Options Exercised	-	-	-	-
Options Forfeited / Cancelled	(118,102)	4.28	8.9	(89,956)
Outstanding at June 30, 2021	4,740,910	$3.40	8.5	$7,893,467
Exercisable at June 30, 2021	4,346,734	$3.29	8.4	$7,659,692

SCHEDULE OF STOCK OPTION-BASED EXPENSE

The Company’s stock option-based expense for the three months ended September 30, 2021 and 2020 consisted of the following:

	Three Months Ended September 30, 2021	Three Months Ended September 30, 2020
Stock option-based expense :
Research and development expenses	$347,597	$403,912
General and administrative expenses	66,643	98,163
Sales and marketing expenses	127,992	99,300
Cost of goods sold	22,764	45,687
Board option expense	88,619	42,751
Total	$653,615	$689,813

The Company’s stock option-based expense for the years ended June 30, 2021 and 2020 consisted of the following:

	Year Ended June 30, 2021	Year Ended June 30, 2020
Stock option-based expense :
Research and development expenses	$1,381,168	$1,266,911
General and administrative expenses	$373,506	570,765
Sales and marketing expenses	$477,561	293,226
Cost of goods sold	$526,156	236,825
Board option expense	$187,096	182,794
Total	$2,945,487	$2,550,521